FORM N-SAR-U
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     /  /  (a)
             or fiscal year ending:  12/31/10 (b)

Is this a transition report? (Y/N) N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.    A.    Registrant Name: Jefferson National Life Advisor Variable
                             Annuity Account

      B.    File Number: 811-07615

      C.    Telephone Number: 502-587-7626

2.    A.    Street: 9920 Corporate Campus Drive, Suite 1000

      B.    City: Louisville  C.  State: KY  D.  Zip Code: 40223  Zip Ext:

      E.    Foreign Country:               Foreign Postal Code:

3.    Is this the first filing on this form by Registrant? (Y/N) N

4.    Is this the last filing on this form by Registrant? (Y/N) N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)? (Y/N) Y
      [If answer is "Y" (Yes) complete only items 111 through 132.]

7.    A.    Is Registrant a series or multiple portfolio company? (Y/N) N
            [If answer is "N" (No), go to item 8.]

      B. How many separate series or portfolios did Registrant have at the end of the period? _____


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                                                         If filing more than one
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For period ending 12/31/10

File number 811-07615

UNIT INVESTMENT TRUSTS

111.  A.   [/]     Depositor Name: _____________________________________________

      B.   [ ]     File Number (If any): _______________________________________

      C.   [/]     City: ________  State:  ___  Zip Code:  _____  Zip Ext.: ____

           [ ]     Foreign Country: _______________ Foreign Postal Code: _______

111.  A.   [ ]     Depositor Name: _____________________________________________

      B.   [ ]     File Number (If any):

      C.   [ ]     City: ________  State:  ___  Zip Code:  _____  Zip Ext.: ____

           [ ]     Foreign Country: _______________ Foreign Postal Code: _______

112.  A.   [/]     Sponsor Name: _______________________________________________

      B.   [ ]     File Number (If any):

      C.   [/]     City: ________  State:  ___  Zip Code:  _____  Zip Ext.: ____

           [ ]     Foreign Country: _______________ Foreign Postal Code: _______

112.  A.   [ ]     Sponsor Name: _______________________________________________

      B.   [ ]     File Number (If any):

      C.   [ ]     City: ________  State:  ___  Zip Code:  _____  Zip Ext.: ____

           [ ]     Foreign Country: _______________ Foreign Postal Code: _______


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For period ending 12/31/10

File number 811-07615

113.  A.    [/]    Trustee Name: _______________________________________________

      B.    [/]    City: ________  State:  ___  Zip Code:  _____  Zip Ext.: ____

            [/]    Foreign Country: _______________ Foreign Postal Code: _______

113.  A.    [/]    Trustee Name: _______________________________________________

      B.    [/]    City: ________  State:  ___  Zip Code:  _____  Zip Ext.: ____

            [/]    Foreign Country: _______________ Foreign Postal Code: _______

114.  A.    [/]    Principal Underwriter Name:  Jefferson National
                                                Securities Corporation

      B.    [/]    File Number 8-_________

      C.    [/]    City: ________  State:  ___  Zip Code:  _____  Zip Ext.: ____

            [ ]    Foreign Country: _______________ Foreign Postal Code: _______

114.  A.    [ ]    Principal Underwriter Name: _________________________________

      B.    [ ]    File Number 8-______

      C.    [ ]    City: ________  State:  ___  Zip Code:  _____  Zip Ext.: ____

            [ ]    Foreign Country: _______________ Foreign Postal Code: _______

115.  A.    [/]    Independent Public Accountant Name:  BDO USA, LLP

      B.    [/]    City: New York  State:  NY   Zip Code:  10017  Zip Ext.: ____

115.  A.    [/]    Independent Public Accountant Name: _________________________

      B.    [/]    City: ________  State:  ___  Zip Code:  _____  Zip Ext.: ____

            [/]    Foreign Country: _______________ Foreign Postal Code: _______


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                                                         If filing more than one
                                                         Page 49, "X" box: [ ]
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For period ending 12/31/10

File number 811-07615

116.  Family of investment companies information:

      A.    [/]    Is Registrant part of a family of investment companies?
                   (Y/N) _______                                            ____
                                                                            Y/N

      B.    [/]    Identify the family in 10 letters: ____________________
                   (Note: In filing this form, use this identification consistently for all investment companies in family.
                   This designation is for purposes of this form only.)

117.  A.    [/]    Is Registrant a separate account of an insurance
                   company? (Y/N) ___                                       ____
                                                                            Y/N

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

      B.    [/]    Variable annuity contracts? (Y/N) _______                ____
                                                                            Y/N

      C.    [/]    Scheduled premium variable life contracts? (Y/N) _____   ____
                                                                            Y/N

      D.    [/]    Flexible premium variable life contracts? (Y/N) ______   ____
                                                                            Y/N

      E.    [/]    Other types of insurance products registered under the
                   Securities Act of 1933? (Y/N)  _______                   ____
                                                                            Y/N

118.  [/]    State the number of series existing at the end of the
             period that had securities registered under the
             Securities Act of 1933 __________________________________      ____

119.  [/]    State the number of new series for which registration
             statements under the Securities Act of 1933 became
             effective during the period _____________________________      ____

120.  [/]    State the total value of the portfolio securities on the
             date of deposit for the new series included in item 119
             ($000's omitted) ________________________________________    $ ____

121.  [/]    State the number of series for which a current prospectus
             was in existence at the end of the period
             _________________________________________________________      ____

122.  [/]    State the number of existing series for which additional
             units were registered under the Securities Act of 1933
             during the current period _______________________________      ____


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                                                         If filing more than one
                                                         Page 50, "X" box: [ ]
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For period ending 12/31/10

File number 811-07615

123.  [/]    State the total value of the additional units considered in answering item 122 ($000's omitted)
             _________________________________________________________  $ ______

124.  [/]    State the total value of units of prior series that were
             placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
             ($000's omitted) ________________________________________  $ ______

125.  [/]    State the total dollar amount of sales loads collected
             (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) ________________________________________________ $ ______

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) ________________________________________________ $ ______

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                                 Number of        Total Assets      Total Income
                                                                                  Series             ($000's        Distributions
                                                                                 Investing          omitted)       ($000's omitted)
                                                                                 ---------          --------       ----------------
A.    U.S. Treasury direct issue                                                  ________         $ ________         $ ________

B.    U.S. Government agency                                                      ________         $ ________         $ ________

C.    State and municipal tax-free                                                ________         $ ________         $ ________

D.    Public utility debt                                                         ________         $ ________         $ ________

E.    Brokers or dealers debt or debt of brokers' or dealers' parent              ________         $ ________         $ ________

F.    All other corporate intermed. & long-term debt                              ________         $ ________         $ ________

G.    All other corporate short-term debt                                         ________         $ ________         $ ________

H.    Equity securities of brokers or dealers or parents of brokers or dealers    ________         $ ________         $ ________

I.    Investment company equity securities                                        ________         $ ________         $ ________

J.    All other equity securities                                                 ________         $ ________         $ ________

K.    Other securities                                                            ________         $ ________         $ ________

L.    Total assets of all series of registrant                                    ________         $ ________         $ ________


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                                                         If filing more than one
                                                         Page 51, "X" box: [ ]
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For period ending 12/31/10

File number 811-07615

128.  [/]    Is the timely payment of principal and interest on any of
             the portfolio securities held by any of Registrant's
             series at the end of the current period insured or
             guaranteed by an entity other than the issuer? (Y/N) _______   ____

             [If answer is "N" (No), go to item 131.]                        Y/N

129.  [/]    Is the issuer of any instrument covered in item 128
             delinquent or in default as to payment of principal or
             interest at the end of the current period? (Y/N) _______       ____

             [If answer is "N" (No), go to item 131.]                        Y/N

130.  [/]    In computations of NAV or offering price per unit, is any
             part of the value attributed to instruments identified in
             item 129 derived from insurance or guarantees? (Y/N) _______   ____
                                                                             Y/N

131.         Total expenses incurred by all series of Registrant
             during the current reporting period ($000's omitted)
             ________________________________________                      $____

132.  [/]    List the "811" (Investment Company Act of 1940)
             registration number for all Series of Registrant that are being included in this filing:

            811 - ______  811 - ______  811 - ______  811 - ______  811 - ______

            811 - ______  811 - ______  811 - ______  811 - ______  811 - ______

            811 - ______  811 - ______  811 - ______  811 - ______  811 - ______

            811 - ______  811 - ______  811 - ______  811 - ______  811 - ______

            811 - ______  811 - ______  811 - ______  811 - ______  811 - ______

            811 - ______  811 - ______  811 - ______  811 - ______  811 - ______

            811 - ______  811 - ______  811 - ______  811 - ______  811 - ______

            811 - ______  811 - ______  811 - ______  811 - ______  811 - ______

            811 - ______  811 - ______  811 - ______  811 - ______  811 - ______

This report is signed on behalf of the registrant (or depositor or trustee).

City of: Louisville          State of: Kentucky           Date:  ______________

(Name of Registrant, Depositor, or Trustee): Jefferson National Life
                                             Insurance Company

By: /s/ Laurence Greenberg             Witness: /s/ Craig A. Hawley
    -----------------------------------         --------------------------------
    (Name and Title) Laurence Greenberg         (Name and Title) Craig A. Hawley
                     CEO & President                             General Counsel
                                                                 & Secretary


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